GAIN ON SETTLEMENT OF DEBT	9 Months Ended
Oct. 31, 2021
Gain On Settlement Of Debt
GAIN ON SETTLEMENT OF DEBT

NOTE 15 – GAIN ON SETTLEMENT OF DEBT

For the three months ended October 31, 2021 the gain on settlement of debt of $41,249 which resulted from the reduction in the derivative liability due to cash repayments on convertible debt. For the three months ended October 31, 2020 the gain on settlement of debt of $2,845,742 resulted from a settlement of notes payable and accrued interest and the associated derivative liability (see below).

For the nine months ended October 31, 2021 the gain on settlement of debt of $1,004,615 consisted of a $853,452 gain that resulted from the settlement of accounts payable totaling $950,151 that was settled for $96,699, and a $151,162 gain that resulted from the reduction in the derivative liability due to cash repayments on convertible debt.

For the nine months ended October 31, 2020 the gain on settlement of debt of $5,018,388 consisted of the following:

  -  A $2,172,646 gain that resulted from the settlement of $1,070,035 in convertible notes, and $175,422 in accrued interest, as well as $122,000 in short-term debt and $22,076 in accrued interest, and the associated derivative liability of $792,218 all totaling $2,181,751 in exchange for 250 Class C shares having a fair-value of $9,105.

  -  A $2,820,147 gain that resulted from the settlement of $1,692,690 in convertible notes and $571,454 in accrued interest as well as the associated derivative liability of $2,177,794 all totaling $4,441,938 in exchange for a promissory note of $1,200,000 bearing interest at 12% and maturing August 28, 2022, a $50,000 promissory note bearing interest at 10% and maturing February 28, 2021, 950,000 Warrants with a 3 year maturity and an exercise price of $0.40 having a fair value of $351,500 and 150 Class C shares having a fair-value of $20,290.

  -  A $25,595 gain that resulted from the settlement of $40,939 in convertible notes, and $20,111 in accrued interest and default interest as well as $31,320 all totaling $92,370 in exchange for cash payments totaling $66,775.